ProShares Russell 2000 Dynamic Buffer ETF Investment Strategy - ProShares Russell 2000 Dynamic Buffer ETF	May 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests in financial instruments that ProShare Advisors believes, in combination, should track the performance of the Index.The Index is designed to replicate a patent-pending Dynamic Buffer Strategy developed by ProShare Advisors that aims to provide upside participation in an index up to a daily cap, with a buffer designed to protect against the first 1% to as much as 5% of any loss each day. Both the cap and the protection of the buffer adjust proportionally – the higher the expected volatility, the higher the cap and the larger the buffer. The Index measures the performance of this Dynamic Buffer Strategy based on the Russell 2000 Index using a long position in the Russell 2000 Index along with three different Russell 2000 Index options that have one day to expiration. The long component of the Index consists of the equity securities represented in the Russell 2000 Index. The Russell 2000 Index is a measure of small-cap U.S. stock market performance. It is a market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000 Index. The Russell 3000 Index includes approximately 3,000 of the largest companies in the U.S.The three Russell 2000 Index options include a purchased put, a written put, and a written call. Put options are contracts that give the buyer the right, but not the obligation, to sell an underlying security at a specified price (“strike price”) on a specific date (“expiration date”). Call options are contracts that give the buyer the right, but not the obligation, to buy an underlying security at the strike price on the expiration date. The purchased put option component of the Index is designed to measure the performance of approximately at-the-money Russell 2000 Index put options with one day to expiration. The strike price for these purchased put options creates a buffer that protects against losses in the Russell 2000 Index. The written put option component of the Index is designed to measure the performance of out-of-the money Russell 2000 Index put options with one day to expiration. The strike price for these written put options limits the size of the buffer. The size of the buffer will vary each day based on expected volatility as measured by a volatility index. The targeted size of the buffer is subject to a 1% minimum and 5% maximum. The written call option component of the Index is designed to measure the performance of out-of-the-money Russell 2000 Index call options with one day to expiration. The strike price for these options creates a cap on the upside participation in the Russell 2000 Index. The size of the cap will vary each day based on expected volatility as measured by a volatility index.The options measured are traded on national securities exchanges. The Index’s option positions are reestablished at the end of each day. The Fund will not write or purchase options, but instead will obtain exposure to the options component of the Index through swap agreements. The Index is rebalanced and reconstituted each day. The Index is maintained by FTSE Russell. More information about the Index can be found using the Bloomberg ticker symbol “RTYDBI.”Under normal circumstances, the Fund will invest at least 80% of its total assets in components of the Index or in instruments with similar economic characteristics.The Fund will invest principally in the financial instruments listed below.●Equity Securities — Common stock issued by public companies.●Derivatives — Financial instruments whose value is derived from the value of an underlying asset or rate, such as stocks, bonds, ETFs, interest rates or indexes. The Fund invests in derivatives (e.g. swaps based on the options portion of the Index and Russell 2000 Index futures contracts) in order to gain exposure to the Index. These derivatives principally include:○Swap Agreements — Contracts entered into primarily with major global financial institutions for a specified period ranging from a day to more than one year. In a standard swap transaction, two parties agree to exchange or “swap” payments based on the change in value of an underlying asset or benchmark. For example, two parties may agree to exchange the return (or differentials in rates of returns) earned or realized on a particular investment or instrument.○Futures Contracts — Standardized contracts that obligate the parties to buy or sell an asset at a predetermined price and date in the future.●Money Market Instruments — The Fund expects that any cash balances maintained in connection with its use of derivatives will typically be held in high quality, short-term money market instruments, for example:○U.S. Treasury Bills — U.S. government securities that have initial maturities of one year or less, and are supported by the full faith and credit of the U.S. government.○Repurchase Agreements — Contracts in which a seller of securities, usually U.S. government securities or other money market instruments, agrees to buy the securities back at a specified time and price.ProShare Advisors uses a mathematical approach to investing in which it determines the type, quantity and mix of investment positions that it believes, in combination, the Fund should hold to produce returns consistent with its investment objective. The Fund seeks to remain fully invested at all times in financial instruments that, in combination, provide exposure consistent with the investment objective, without regard to market conditions, trends or direction. The Fund may also invest in or gain exposure to only a representative sample of the securities in the Index or to securities not contained in the Index or in financial instruments, with the intent of obtaining exposure consistent with the investment objective.Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the Fund’s Prospectus for additional details.